Note 12 - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Jun. 30, 2016 $ / shares shares
Range One [Member]
Exercise Prices, Lower (in dollars per share)	$ 2,697,659
Exercise Prices, Upper (in dollars per share)	$ 2.70
Number Outstanding (in shares) | shares	0.64
Weighted Average Remaining Contractual Term	2697659 years
Range Two [Member]
Exercise Prices, Lower (in dollars per share)	$ 3,771,381
Exercise Prices, Upper (in dollars per share)	$ 7.80
Number Outstanding (in shares) | shares	0.85
Weighted Average Remaining Contractual Term	2869763 years
Range Three [Member]
Exercise Prices, Lower (in dollars per share)	$ 3,346,407
Exercise Prices, Upper (in dollars per share)	$ 6.60
Number Outstanding (in shares) | shares	1.3
Weighted Average Remaining Contractual Term	3248907 years
Range Four [Member]
Exercise Prices, Lower (in dollars per share)	$ 400,000
Exercise Prices, Upper (in dollars per share)	$ 4.80
Number Outstanding (in shares) | shares	3.25
Weighted Average Remaining Contractual Term	400000 years
Exercise Prices, Lower (in dollars per share)	$ 10,215,447
Number Outstanding (in shares) | shares
Weighted Average Remaining Contractual Term	9216329 years